SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
	Aug. 08, 2019	Aug. 07, 2019	Aug. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Subsequent Event
Distributions paid				$ 63,347	$ 89,236
Subsequent Event | Common Stock
Subsequent Event
Cash distribution (in dollars per share)		$ 0.4042
Distributions paid		$ 28,700
Stock repurchased during period (in shares)			153,728
Stock repurchased during period			$ 1,600
Subsequent Event | Series A Preferred Stock
Subsequent Event
Cash distribution (in dollars per share)	$ 0.546875
Distributions paid	$ 3,000